Basis of Preparation and Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 11, 2021	Sep. 30, 2020	Sep. 30, 2021
Cash proceeds	$ 88,000,000	$ 1